Organization and Business - Additional Information (Detail)	0 Months Ended	12 Months Ended
	May 29, 2013 Entity	Dec. 31, 2013 Entity
Organization Consolidation And Presentation Of Financial Statements [Abstract]
FFELP loan portfolio amortization period		20 years
Number of separate publicly traded entities	2	2